Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net income	$ 747	$ 299
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	928	851
Income from equity investments, net of dividends	(75)	(90)
Allowance for equity funds used during construction	(19)	(9)
Deferred income taxes, net	185	469
Net change in pension and post-retirement obligations	11	(12)
Regulated Fuel Adjustments Mechanism	(16)	68
Net changes in fair value of derivative instruments	55	(157)
Net change in regulatory assets and liabilities	51	(237)
Net change in capitalized transportation capacity	(105)	84
Other operating activities, net	44	31
Changes in non-cash working capital	116	104
Net cash provided by operating activities	1,690	1,193
Investing activities
Additions to property, plant and equipment	(2,162)	(1,529)
Purchase of investments subject to significant influence, inclusive of acquisition costs	(49)	(213)
Other investing activities	21	(19)
Net cash used in investing activities	(2,190)	(1,761)
Financing activities
Change in short-term debt, net	99	(31)
Proceeds from short term debt	129	383
Repayment of short term debt	(390)	0
Proceeds from long-term debt	1,055	129
Retirement of long-term debt	(757)	(453)
Net borrowings under committed credit facilities	321	230
Issuance of preferred stock, net of issuance costs	291	0
Dividends on common stock	(346)	(287)
Dividends on preferred stock	(36)	(28)
Other financing activities	(32)	(32)
Issuance of common stock, net of issuance costs	10	682
Net cash provided by financing activities	344	593
Effect of exchange rate changes on cash and cash equivalents	25	(13)
Net increase (decrease) in cash and cash equivalents	(131)	12
Cash and cash equivalents, beginning of period	503	491
Cash and cash equivalents, end of period	372	503
Cash and cash equivalents consists of:
Cash	273	216
Short-term investments	43	222
Restricted cash	$ 56	$ 65